Financial instruments by category (Tables)	12 Months Ended
Jun. 30, 2019
Financial Instruments By Category [Abstract]
Schedule of financial assets and financial liabilities

Financial assets and financial liabilities as of June 30, 2019 are as follows:

	Financial assets at amortized cost (i)	Financial assets at fair value through profit or loss			Subtotal financial assets	Non-financial assets	Total
		Level 1	Level 2	Level 3
June 30, 2019
Assets as per Statement of Financial Position
Trade and other receivables (excluding the allowance for doubtful accounts and other receivables) (Note 16)	34,523	-	-	-	34,523	9,478	44,001
Investment in financial assets:
- Equity securities in public companies	-	956	138	-	1,094	-	1,094
- Equity securities in private companies	-	-	-	1,826	1,826	-	1,826
- Deposits	3,709	36	-	-	3,745	-	3,745
- Bonds	-	15,694	1,062	676	17,432	-	17,432
- Mutual funds	-	7,199	-	-	7,199	-	7,199
- Others	-	2,386	436	350	3,172	-	3,172
Derivative financial instruments:
- Crops futures contracts	-	9	-	-	9	-	9
- Swaps	-	-	11	-	11	-	11
- Warrants	-	-	-	95	95	-	95
- Crops options contracts	-	32	-	-	32	-	32
- Foreign-currency options contracts	-	30	-	-	30	-	30
- Foreign-currency future contracts	-	2	29	-	31	-	31
- Others	-	-	12	-	12	-	12
Restricted assets (ii)	7,562	-	-	-	7,562	-	7,562
Financial assets held for sale
- Clal	-	15,839	-	-	15,839	-	15,839
Cash and cash equivalents (excluding bank overdrafts):
- Cash on hand and at bank	7,096	-	-	-	7,096	-	7,096
- Short-term bank in deposits	-	-	-	-	-	-	-
- Mutual funds	-	-	-	-	-	-	-
- Short-term investments	52,387	3,001	-	-	55,388	-	55,388
Total assets	105,277	45,184	1,688	2,947	155,096	9,478	164,574

	Financial liabilities at amortized cost	Financial liabilities at fair value			Subtotal financial liabilities	Non-financial liabilities	Total
		Level 1	Level 2	Level 3
June 30, 2019
Liabilities as per Statement of Financial Position
Trade and other payables (Note 19)	18,502	-	-	-	18,502	6,077	24,579
Borrowings (excluding finance lease liabilities) (Note 21)	334,049	-	-	-	334,049	-	334,049
Finance lease obligations (Note 21)	256	-	-	-	256	-	256
Derivative financial instruments:
- Crops futures contracts	-	72	-	-	72	-	72
- Forward contracts	-	-	-	-	-	-	-
- Foreign-currency contracts	-	25	-	-	25	-	25
- Crops options contracts	-	62	-	-	62	-	62
- Foreign-currency options contracts	-	-	-	-	-	-	-
- Swaps	-	-	134	-	134	-	134
- Others	-	-	872	48	920	-	920
Total liabilities	352,807	159	1,006	48	354,020	6,077	360,097

Financial assets and financial liabilities as of June 30, 2018 were as follows

	Financial assets at amortized cost (i)	Financial assets at fair value through profit or loss			Subtotal financial assets	Non-financial assets	Total
		Level 1	Level 2	Level 3
June 30, 2018
Assets as per Statement of Financial Position
Trade and other receivables (excluding the allowance for doubtful accounts and other receivables) (Note 16)	32,831	-	-	-	32,831	9,450	42,281
Investment in financial assets:
- Equity securities in public companies	-	1,282	-	210	1,492	-	1,492
- Equity securities in private companies	-	-	-	1,817	1,817	-	1,817
- Deposits	2,172	50	-	-	2,222	-	2,222
- Bonds	17	21,675	786	-	22,478	-	22,478
- Mutual funds	-	10,752	-	-	10,752	-	10,752
- Others	-	2,555	-	1,234	3,789	-	3,789
Derivative financial instruments:
- Crops futures contracts	-	89	-	-	89	-	89
- Swaps	-	-	-	-	-	-	-
- Crops options contracts	-	47	-	-	47	-	47
- Foreign-currency options contracts	-	17	-	-	17	-	17
- Foreign-currency future contracts	-	-	110	-	110	-	110
- Others	-	-	25	-	25	-	25
Restricted assets (ii)	9,997	-	-	-	9,997	-	9,997
Financial assets held for sale
- Clal	-	19,064	-	-	19,064	-	19,064
Cash and cash equivalents (excluding bank overdrafts):
- Cash on hand and at bank	10,632	-	-	-	10,632	-	10,632
- Short-term bank in deposits	545	-	-	-	545	-	545
- Mutual funds	-	549	-	-	549	-	549
- Short-term investments	44,080	4,323	-	-	48,403	-	48,403
Total assets	100,274	60,403	921	3,261	164,859	9,450	174,309

	Financial liabilities at amortized cost (i)	Financial liabilities at fair value			Subtotal financial liabilities	Non-financial liabilities	Total
		Level 1	Level 2	Level 3
June 30, 2018
Liabilities as per Statement of Financial Position
Trade and other payables (Note 19)	26,613	-	-	-	26,613	7,180	33,793
Borrowings (excluding finance lease liabilities) (Note 21)	341,288	-	-	-	341,288	-	341,288
Finance lease obligations (Note 21)	264	-	-	-	264	-	264
Derivative financial instruments:
- Crops futures contracts	-	90	-	-	90	-	90
- Forward contracts	-	-	184	-	184	-	184
- Foreign-currency contracts	-	70	12	-	82	-	82
- Crops options contracts	-	42	-	-	42	-	42
- Foreign-currency options contracts	-	28	-	-	28	-	28
- Swaps	-	2	73	-	75	-	75
- Others	-	13	-	36	49	-	49
Total liabilities	368,165	245	269	36	368,715	7,180	375,895

(i)	The fair value of financial assets and liabilities at their amortized cost does not differ significantly from their book value, except for borrowings (Note 21).
(ii)	Corresponds to deposits in guarantee and escrows.

Schedule of book value of financial instruments recognized

The following are details of the book value of financial instruments recognized, which were offset in the statements of financial position:

	06.30.19			06.30.18
	Gross amounts recognized	Gross amounts offset	Net amount presented	Gross amounts recognized	Gross amounts offset	Net amount presented
Financial assets
Trade and other receivables (excluding the allowance for doubtful accounts and other receivables)	36,211	(1,688)	34,523	34,385	(1,554)	32,831
Financial liabilities
Trade and other payables	20,190	(1,688)	18,502	28,167	(1,554)	26,613

Schedule of income, expense, gains and losses on financial instruments

Income, expense, gains and losses on financial instruments can be assigned to the following categories:

	Financial assets and liabilities at amortized cost	Financial assets and liabilities at fair value through profit or loss	Total
June 30, 2019
Interest income	874	-	874
Interest income from operating assets	699	-	699
Interest expenses	(17,012)	-	(17,012)
Foreign exchange gains, net	1,842	-	1,842
Dividends income	68	-	68
Fair value gain financial assets at fair value through profit or loss	-	1,900	1,900
Gin from repurchase of NCN	52	-	52
Gain from derivative financial instruments (commodities)	-	312	312
Gain from derivative financial instruments (except commodities)	-	334	334
Other financial income	486	-	486
Other financial costs	(679)	-	(679)
Net result	(13,670)	2,546	(11,124)

	Financial assets and liabilities at amortized cost	Financial assets and liabilities at fair value through profit or loss	Total
June 30, 2018
Interest income	1,047	-	1,047
Interest income from operating assets	162	-	162
Interest expenses	(14,507)	-	(14,507)
Foreign exchange loss, net	(13,704)	-	(13,704)
Dividends income	146	-	146
Fair value loss financial assets at fair value through profit or loss	-	(1,226)	(1,226)
Loss on debt swap	(4,134)	-	(4,134)
Loss from derivative financial instruments (except commodities)	-	(520)	(520)
Loss from repurchase of NCN	-	(3)	(3)
Gain from derivative financial instruments (commodities)	-	39	39
Other financial results	(754)	-	(754)
Net result	(31,744)	(1,710)	(33,454)

	Financial assets and liabilities at amortized cost	Financial assets and liabilities at fair value through profit or loss	Total
June 30, 2017
Interest income	1,142	-	1,142
Interest income from operating assets	530	-	530
Interest expenses	(13,736)	-	(13,736)
Foreign exchange gains, net	3,540	-	3,540
Dividends income	152	-	152
Fair value gain in financial assets at fair value through profit or loss	-	5,358	5,358
Loss from repurchase of NCN	-	(6)	(6)
Gain from derivative financial instruments (except commodities)	-	336	336
Gain from derivative financial instruments (commodities)	-	270	270
Other financial results	(1,102)	-	(1,102)
Net result	(9,474)	5,958	(3,516)

Schedule of changes in Level 3 instruments

	Investments in financial assets - Public companies' securities	Derivative financial instruments - Forwards	Investments in financial assets - Private companies' securities	Investments in financial assets - Others	Loans - non-recourse loan	Total
Balance as of June 30, 2017	128	(16)	1,500	-	-	1,612
Additions and acquisitions	-	-	53	818	-	871
Transfer to level 1 (ii)	-	-	(156)	-	-	(156)
Currency translation adjustment	-	(20)	761	122	-	863
Deconsolidation (Note 4.(p))	-	-	(196)	-	-	(196)
Write off	(105)	-	-	-	-	(105)
Gains and losses recognized in the year (i)	187	-	(145)	294	-	336
Balance as of June 30, 2018	210	(36)	1,817	1,234	-	3,225
Additions and acquisitions	-	-	120	-	-	120
Transfers between levels	(138)	-	107	-	72	41
Currency translation adjustment	(8)	-	(45)	(13)	13	(53)
Gains and losses recognized in the year (i)	(36)	(12)	(173)	(223)	10	(434)
Balance as of June 30, 2019	28	(48)	1,826	998	95	2,899

(i)	Included within "Financial results, net" in the Statements of income.
(ii)	The Group transferred a financial asset measured at fair value from level 3 to level 1, because it began trading in the stock exchange.

Schedule of range of valuation models for the measurement of Level 2 and Level 3 instruments

Description	Pricing model / method	Parameters	Fair value hierarchy	Range
Interest rate swaps	Cash flows - Theoretical price	Interest rate futures contracts and cash flows	Level 2	-
Preferred shares of Condor	Binomial tree – Theoretical price I	Underlying asset price (Market price); share price volatility (historical) and market interest rate (Libor rate curve).	Level 3	Underlying asset price 1.8 to 2.2 Share price volatility 58% to 78% Market interest-rate 1.7% to 2.1%
Promissory note	Discounted cash flows - Theoretical price	Market interest-rate (Libor rate curve)	Level 3	Market interest-rate 1.8% to 2.2%
Warrants of Condor	Black-Scholes – Theoretical price	Underlying asset price (Market price); share price volatility (historical) and market interest rate (Libor rate curve).	Level 2	Underlying asset price 1.8 to 1.7 Share price volatility 58% to 78% Market interest-rate 1.7% to 2.1%
TGLT Non-convertible Notes	Black-Scholes – Theoretical price	Underlying asset price (Market price); share price volatility (historical) and market interest rate.	Level 3	Underlying asset price 8 to 12 Share price volatility 50% to 70% Market interest-rate 8% to 9%
Call option of Arcos	Discounted cash flows	Projected revenues and discounting rate.	Level 3	-
Investments in financial assets - Other private companies' securities (*)	Cash flow / NAV - Theoretical price

Projected revenue discounted at the discount rate

The value is calculated in accordance with shares in the equity funds on the basis of their Financial Statements, based on fair value or investments assessments.

			Level 3	1 - 3.5
Investments in financial assets - Others	Discounted cash flows - Theoretical price

Projected revenue discounted at the discount rate

The value is calculated in accordance with shares in the equity funds on the basis of their Financial Statements, based on fair value or investment assessments.

			Level 3	1 - 3.5
Derivative financial instruments - Forwards	Theoretical price	Underlying asset price and volatility	Level 2 and 3	-

(*)	An increase in the discount rate would decrease the value of investments in private companies, while an increase in projected revenues would increase their value.